AST Small Cap Equity Portfolio Investment Strategy - AST Small Cap Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of small capitalization companies. Equity and equity-related securities include common and preferred stock, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions. The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. American Depositary Receipts and foreign issuers traded in the United States are not considered to be foreign securities for purposes of this investment limitation. The Portfolio is allocated among five subadvisers: Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Driehaus Capital Management LLC, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks, and other factors.